EMPLOYEE BENEFITS (Tables)	12 Months Ended
Jun. 30, 2023
Classes of employee benefits expense [abstract]
Share-based payment expense ELTI scheme

Amounts in R million		2023	2022	2021

Share based payment expense - ELTI scheme	5.3	22.0	18.4	16.0

TSR performance in relation to percentiles of peer groups performance

Percentile of peers	% of performance shares vesting
< 25th percentile	0%
25th to < 50th percentile	25%
50th to < 75th percentile	75%
≥ 75th percentile	100%

Reconciliation of the number of conditional shares	2023		2022
	Shares number	Weighted average price R per share	Shares number	Weighted average price R per share
Opening balance	7,593,670		7,840,620
Granted
October 20, 2021			3,508,232
October 19, 2022	4,922,751
Vested	(2,715,604)	11.44	(2,862,654)	14.02
Forfeited	(276,579)		(892,528)

Closing balance	9,524,238		7,593,670
Vesting on	9,524,238		7,593,670
December 2, 2022	—		2,715,604
October 22, 2023	1,588,120		1,666,778
October 20, 2024	3,081,179		3,211,288
October 19, 2025	4,854,939		—

Monte Carlo simulation pricing model and key inputs

Grant date	October 19, 2022	October 20, 2021	October 22, 2020
Vesting date	October 19, 2025	October 20, 2024	October 22, 2023

Weighted average fair value of 80% performance shares[1]	5.54	7.34	10.49
Weighted average fair value of 20% retention shares	8.60	12.32	18.67
Expected term (years)	3	3	3
Grant date share price of a DRDGOLD share	9.48	13.55	19.43
Expected dividend yield	3.24%	3.15%	1.33%
Expected volatility[2]	58.00%	60.20%	63.07%
Expected risk free rate	8.10%	5.78%	3.82%
[1] The performance conditions are included in the measurement of the grant date fair value as they are classified as market-based performance conditions
[2] Expected volatility has been based on an evaluation of the historical volatility of DRDGOLD’s share price, commensurate with the expected term of the options

Key management personnel remuneration

Key management personnel remuneration

Amounts in R million	Note	2023	2022	2021

- Board fees paid		7.6	7.8	7.6
- Salaries paid		82.0	82.5	75.5
- Short term incentives relating to this cycle		83.8	84.1	73.8
- Market value of long-term incentives vested and transferred	19.1	31.1	40.1	—
- Long term incentives paid during the cycle		—	—	183.3
		204.5	214.5	340.2